REVENUES (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Revenue

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Educational programs	618,326	831,106	1,071,605	155,859
Franchise revenues(a)	63,532	100,013	125,214	18,212
Others	29,135	38,156	75,069	10,918

	710,993	969,275	1,271,888	184,989

(a)

Initial franchise fees amounted to RMB15,566, RMB23,302 and RMB19,904 (US$2,895), and recurring franchise fees amounted to RMB47,966, RMB76,711 and RMB105,310 (US$15,317) for the years ended December 31, 2016, 2017 and 2018, respectively.

Schedule of Information about Contract Assets and Liabilities from Contracts with Customers

The following table provides information about contract assets and liabilities from contracts with customers:

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Cost to obtain contract with customers-current	—	551	80
Cost to obtain contract with customers-non current	—	1,274	185
Contract liabilities-current	812,821	959,363	139,534
Contract liabilities-non current	—	36,037	5,241